SEGMENT REPORTING (Tables)	12 Months Ended
Jun. 30, 2020
SEGMENT REPORTING
Schedule of segment reporting information

The following tables present summary information by segment for the years ended June 30, 2018, 2019 and 2020, respectively:

	For the year ended June 30,
	2018	2019	2020	2020
	RMB	RMB	RMB	U.S. Dollars
Automation product and software	¥18,989,924	¥63,577,177	¥51,413,830	$7,272,390
Equipment and accessories	63,960,425	23,951,132	14,222,623	2,011,764
Oilfield environmental protection	1,761,697	14,856,018	124,198	17,568
Total revenue	¥84,712,046	¥102,384,327	¥65,760,651	$9,301,722

	For the year ended June 30, 2020
	Automation	Equipment	Oilfield
	product and	and	environmental
	software	accessories	protection	Total
	RMB	RMB	RMB	RMB
Revenue	¥51,413,830	¥14,222,623	¥124,198	¥65,760,651
Cost of revenue and related tax	38,257,914	7,683,662	212,679	46,154,255
Gross profit	¥13,155,916	¥6,538,961	¥(88,481)	¥19,606,396
Depreciation and amortization	¥98,756	¥683,522	¥827,422	¥1,609,700
Total capital expenditures	¥85,975	¥—	¥3,782,911	¥3,868,886
Timing of revenue recognition
Goods transferred at a point in time	¥10,871,301	¥14,222,623	¥—	¥25,093,924
Services rendered over time	40,542,529	—	124,198	40,666,727
Total revenue	¥51,413,830	¥14,222,623	¥124,198	¥65,760,651

	For the year ended June 30, 2019
	Automation	Equipment	Oilfield
	product and	and	environmental
	software	accessories	protection	Total
	RMB	RMB	RMB	RMB
Revenue	¥63,577,177	¥23,951,132	¥14,856,018	¥102,384,327
Cost of revenue and related tax	49,356,155	15,039,628	8,123,180	72,518,963
Gross profit	¥14,221,022	¥8,911,504	¥6,732,838	¥29,865,364
Depreciation and amortization	¥78,760	¥1,018,012	¥27,239	¥1,124,011
Total capital expenditures	¥162,060	¥1,573,896	¥4,606,823	¥6,342,779
Timing of revenue recognition
Goods transferred at a point in time	¥24,514,246	¥23,951,132	¥—	¥48,465,378
Services rendered over time	39,062,931	—	14,856,018	53,918,949
Total revenue	¥63,577,177	¥23,951,132	¥14,856,018	¥102,384,327

	For the year ended June 30, 2018
	Automation	Equipment	Oilfield
	product and	and	environmental
	software	accessories	protection	Total
	RMB	RMB	RMB	RMB
Revenue	¥18,989,924	¥63,960,425	¥1,761,697	¥84,712,046
Cost of revenue and related tax	17,036,393	62,115,400	1,410,068	80,561,861
Gross profit	¥1,953,531	¥1,845,025	¥351,629	¥4,150,185
Depreciation and amortization	¥48,127	¥1,044,079	¥26,843	¥1,119,049
Total capital expenditures	¥100,327	¥1,403,083	¥10,519,072	¥12,022,482
Timing of revenue recognition
Goods transferred at a point in time	¥2,993,596	¥63,960,425	¥—	¥66,954,021
Services transferred over time	15,996,328	—	1,761,697	17,758,025
Total revenue	¥18,989,924	¥63,960,425	¥1,761,697	¥84,712,046

	June 30,	June 30,	June 30,
	2019	2020	2020
	RMB	RMB	U.S. Dollars
Total assets:
Automation product and software	¥71,337,589	¥81,743,307	$11,562,437
Equipment and accessories	50,800,483	61,578,632	8,710,183
Oilfield environmental protection	34,843,482	51,092,865	7,226,991
Total Assets	¥156,981,554	¥194,414,804	$27,499,611